STATEMENTS OF MEMBERS' DEFICIT - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning	$ (184,476,592)	$ (159,184,883)	$ (159,184,883)	$ (121,659,065)
Adjustment to shareholder receivables		(630)	(4,113)	(10,116)
Share-based compensation	470,250		38,486	99,365
Preferred A Unit dividend		(545,359)	(2,260,287)	(2,082,276)
Net income (loss)	(2,687,437)	(18,437,453)	(23,065,795)	(35,532,791)
Balance as of ending	$ (55,935,827)	$ (178,168,325)	$ (184,476,592)	$ (159,184,883)
Members | Series A
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning (in units)	245,300	245,300	245,300	245,300
Balance as of ending (in units)			245,300	245,300
Members | Series B units
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning (in units)	9,906,827	9,906,827	9,906,827	9,590,106
Share-based compensation (in shares)				316,721
Balance as of ending (in units)			9,906,827	9,906,827
Members | Series C
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning (in units)	1,584,327	1,584,327	1,584,327	1,336,067
Share-based compensation (in shares)				248,260
Balance as of ending (in units)			1,584,327	1,584,327
Additional Paid-In Capital
STATEMENTS OF MEMBERS' DEFICIT
Adjustment to shareholder receivables		$ (630)	$ (4,113)	$ (10,116)
Share-based compensation	$ 470,228		38,486	99,365
Preferred A Unit dividend		630	(34,373)	(89,249)
Balance as of ending	131,227,060
Accumulated Deficit
STATEMENTS OF MEMBERS' DEFICIT
Balance as of beginning	(184,476,592)	(159,184,883)	(159,184,883)	(121,659,065)
Preferred A Unit dividend		(545,989)	(2,225,914)	(1,993,027)
Net income (loss)	(2,687,437)	(18,437,453)	(23,065,795)	(35,532,791)
Balance as of ending	$ (187,165,447)	$ (178,168,779)	$ (184,476,592)	$ (159,184,883)